Commitments and Contingencies (Details) - Schedule of exclusive of value added tax to be amortized	9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 EUR (€)
Payment One [Member]
Commitments and Contingencies (Details) - Schedule of exclusive of value added tax to be amortized [Line Items]
Payment	$ 101,520	€ 86,777
Payment description	Upon signing the Study Agreement and was paid in December 2020	Upon signing the Study Agreement and was paid in December 2020
Payment Two [Member]
Commitments and Contingencies (Details) - Schedule of exclusive of value added tax to be amortized [Line Items]
Payment	$ 101,520	€ 86,777
Payment description	Obtained approval from ethical committee	Obtained approval from ethical committee
Payment Three [Member]
Commitments and Contingencies (Details) - Schedule of exclusive of value added tax to be amortized [Line Items]
Payment	$ 101,520	€ 86,777
Payment description	Data collection has commenced	Data collection has commenced
Payment Four [Member]
Commitments and Contingencies (Details) - Schedule of exclusive of value added tax to be amortized [Line Items]
Payment	$ 152,281	€ 130,166
Payment description	First half of the participants are tested	First half of the participants are tested
Payment Five [Member]
Commitments and Contingencies (Details) - Schedule of exclusive of value added tax to be amortized [Line Items]
Payment	$ 50,760	€ 43,885
Payment description	Completion of data collection and delivery of final report	Completion of data collection and delivery of final report